PLANT AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Depreciation and amortization expense	$ 8,595	$ 8,441
QPAGOS Corporation - Parent Company [Member]
Depreciation and amortization expense			$ 37,810	$ 30,600